Securities at amortized cost (AC) - Schedule of Financial Assets At Amortized Cost (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Total	R$ 2,042,788	R$ 1,912,804
Corporate securities | Promissory and commercial notes
Disclosure of financial assets [line items]
Total	21,359	16,312
Financial Assets Securities
Disclosure of financial assets [line items]
Total	329,965	327,507
Expected credit loss	(2,492)	(3,655)
Amortized cost	327,473	323,852
Financial Assets Securities | Government securities
Disclosure of financial assets [line items]
Total	126,693	158,680
Financial Assets Securities | Government securities | Brazil
Disclosure of financial assets [line items]
Total	105,678	111,824
Financial Assets Securities | Government securities | Latin America
Disclosure of financial assets [line items]
Total	5,974	21,730
Financial Assets Securities | Government securities | Abroad
Disclosure of financial assets [line items]
Total	15,041	25,126
Financial Assets Securities | Corporate securities
Disclosure of financial assets [line items]
Total	193,458	168,827
Financial Assets Securities | Corporate securities | Rural product note
Disclosure of financial assets [line items]
Total	69,778	60,358
Financial Assets Securities | Corporate securities | Bank deposit certificates
Disclosure of financial assets [line items]
Total	63	50
Financial Assets Securities | Corporate securities | Real estate receivables certificates
Disclosure of financial assets [line items]
Total	4,209	5,827
Financial Assets Securities | Corporate securities | Debentures
Disclosure of financial assets [line items]
Total	79,168	77,344
Financial Assets Securities | Corporate securities | Eurobonds and other
Disclosure of financial assets [line items]
Total	11,690	1,102
Financial Assets Securities | Corporate securities | Financial bills
Disclosure of financial assets [line items]
Total	379	212
Financial Assets Securities | Corporate securities | Other
Disclosure of financial assets [line items]
Total	6,812	7,622
Financial Assets Securities | Investment funds
Disclosure of financial assets [line items]
Total	R$ 9,814	R$ 0